SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - PPE (Details)	Dec. 31, 2023
Machinery and lab equipment | Minimum
Property, Plant and Equipment
Estimated useful life	5 years
Machinery and lab equipment | Maximum
Property, Plant and Equipment
Estimated useful life	10 years
Office equipment and furniture | Minimum
Property, Plant and Equipment
Estimated useful life	3 years
Office equipment and furniture | Maximum
Property, Plant and Equipment
Estimated useful life	5 years